Income Taxes - Schedule Income tax expense for the period (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal taxes at statutory rate			21.00%		21.00%	21.00%
State taxes, net of federal benefit					3.25%	3.45%
Foreign tax rate differentials					0.33%	(0.15%)
Research and development credit					3.24%	(0.46%)
Stock-based compensation					0.38%	(0.83%)
Permanent differences, other					(3.77%)	(1.83%)
Change in valuation allowance					(24.50%)	(22.30%)
Other						1.09%
Effective tax rate	13.00%	(7.00%)	(3.00%)	(7.00%)	(0.07%)	(0.03%)